Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)				Value of Initial Fixed $100 Investment Based On:
Year	Mark K. Mason	C.J. Johnson	Mark K. Mason	C.J. Johnson	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Net Income (Loss) (in thousands)

2025	$6,631,568	$—	$6,887,819	$—	$1,800,481	$1,922,671	$55.87	$265,739
2024	$1,983,469	$—	$2,069,641	$—	$1,080,710	$1,116,024	$43.76	$(144,344)
2023	$1,864,109	$—	$944,692	$—	$1,081,412	$793,688	$39.70	$(27,508)

Named Executive Officers, Footnote	The amounts included in this column reflect the summary compensation table total for C.J. Johnson and Mark K. Mason for 2025 and for Mark K. Mason for years 2024 and 2023. C.J. Johnson was appointed President and Chief Executive Officer on September 2, 2025, in connection with the closing of the Merger.
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024 and 2023.

Year	PEO	Non-PEO NEOs

2025	C.J. Johnson and Mark K. Mason	Nathan Duda, Scott Givans, John M. Michel and William D. Endresen
2024	Mark K. Mason	John M. Michel and William D. Endresen
2023	Mark K. Mason	John M. Michel and William D. Endresen
	In connection with the Merger, on September 2, 2025, Nathan Duda and Scott Givans were appointed the Chief Financial Officer and Chief Credit Officer, respectively. John M. Michel and William D. Endresen resigned from their positions with the Company on September 2, 2025.
Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to the NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “2025 Summary Compensation Table” for additional information). The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Johnson in 2025 and Mr. Mason in 2023, 2024 and 2025, in accordance with the Pay Versus Performance Rules.

Equity Award Adjustments
PEO and Year	Reported Summary Compensation Table Total for PEO	Less: Reported Value of Equity Awards	Plus: Equity Award Adjustments	Compensation Actually Paid to PEO

C.J. Johnson
2025	$—	$—	$—	$—
Mark K. Mason
2025	$6,631,568	$—	$256,251	$6,887,819
2024	1,983,469	858,459	944,631	2,069,641
2023	1,864,109	825,697	(93,720)	944,692

Non-PEO NEO Average Total Compensation Amount	$ 1,800,481	$ 1,080,710	$ 1,081,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,922,671	1,116,024	793,688
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to the non-PEO NEOs in accordance with the Pay Versus Performance Rules for 2023, 2024 and 2025:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments (4)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$1,800,481	$281,250	$403,440	$1,922,671
2024	1,080,710	300,519	335,833	1,116,024
2023	1,081,412	245,630	(42,094)	793,688
(4)     For 2025, this includes the change in value of Incentive Units and RSUs that were assumed on 9/2/2025 from the date of the Merger.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 55.87	43.76	39.70
Net Income (Loss)	$ 265,739,000	$ (144,344,000)	$ (27,508,000)
PEO Name	C.J. Johnson and Mark K. Mason	Mark K. Mason	Mark K. Mason
Mark K. Mason [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,631,568	$ 1,983,469	$ 1,864,109
PEO Actually Paid Compensation Amount	6,887,819	2,069,641	944,692
C.J. Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0
PEO Actually Paid Compensation Amount	0	0	0
PEO | Mark K. Mason [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(858,459)	(825,697)
PEO | Mark K. Mason [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,251	944,631	(93,720)
PEO | C.J. Johnson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | C.J. Johnson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,250)	(300,519)	(245,630)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 403,440	$ 335,833	$ (42,094)